Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
(11)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense for the years ended December 31 is as follows:

	2016	2015	2014
Income tax expense attributable to operations:
Current tax expense	$558,016	551,052	265,586
Deferred tax (benefit)	(202,860)	(307,986)	(240,863)

Total income tax expense attributable to net income	355,156	243,066	24,723
Income tax effect on equity:
Income tax expense allocated to stockholder’s equity:
Attributable to unrealized gains (losses) on investments	357,363	(691,519)	418,073
Attributable to unrealized gains on postretirement obligations	36	—	—
Attributable to unrealized gains (losses) on foreign exchange	373	(2,159)	(1,132)

Total income tax effect on equity	$712,928	(450,612)	441,664

(b)	Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from Income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2016	2015	2014
Income tax expense computed at the statutory rate	$400,167	295,177	63,066
Dividends-received deductions and tax-exempt interest	(40,326)	(40,687)	(27,849)
State income tax	11,266	4,642	4,106
(Release) accrual of LIH tax credits	(5,819)	(1,284)	321
Accrual (release) of tax contingency reserve	373	(10,701)	2,180
Foreign tax, net	(3,587)	(3,143)	(3,202)
Corporate-owned life insurance	(7,833)	(2,285)	(7,806)
Penalties	(47)	529	(6,174)
Other	962	818	81

Income tax expense as reported	$355,156	243,066	24,723

(c)	Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). The net deferred tax asset (liability) on the Consolidated Balance Sheets at December 31 is as follows:

	2016	2015
Deferred tax assets:
Policy reserves	$3,326,409	3,219,849
Expense accruals	40,792	47,412
Other-than-temporarily impaired assets	40,821	20,961
Provision for postretirement benefits	49,437	34,072
Other	3,267	6,898

Total deferred tax assets	3,460,726	3,329,192

Deferred tax liabilities:
Deferred acquisition costs	(1,533,188)	(1,948,643)
Investment income	(253,987)	(230,228)
Depreciation and amortization	(59,822)	(55,351)
Net unrealized gains on investments and foreign exchange	(1,225,720)	(551,999)

Total deferred tax liabilities	(3,072,717)	(2,786,221)

Net deferred tax asset	$388,009	542,971

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid by the Company were $914,413, $329,563, and $250,127 in 2016, 2015, and 2014, respectively. At December 31, 2016 and 2015, respectively, the Company had a tax (receivable from)/payable to AZOA of ($89,111) and $291,948, reported in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

At December 31, 2016 and 2015, the Company had a tax payable separate from the agreement with AZOA in the amount of $18 and $119, respectively. These amounts are for foreign taxes.

The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. federal and non-U.S. income tax examinations for years prior to 2013, though examinations of combined returns filed by AZOA, which include the Company by certain U.S. state and local tax authorities, may still be conducted for 2008 and subsequent years. The last Internal Revenue Service examination of AZOA involved amended returns filed by AZOA for the 2008 and 2009 tax years. These amended returns were accepted by the Internal Revenue Service as filed. The IRS has initiated an examination for AZOA’s 2011 tax return. While 2011 is closed to assessment, AZOA did file an amended tax return on which it claimed income tax refunds. Under federal tax law, the amount claimed is subject to offsetting assessments even though the statute of limitations for the year is closed.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015
Balance at January 1	$1,367	59,103
Additions based on tax positions related to the current year	330	359
Amounts released related to tax positions taken in prior years	—	(58,095)

Balance at December 31	$1,697	1,367

The balance at December 31, 2016, consists of tax positions for which the deductibility is more likely than not. The disallowance would affect the annual effective tax rate.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2016, 2015, and 2014, the Company recognized expenses/(benefit) of $373, ($10,701), and $2,180, respectively, in interest and penalties. The Company had $1,805 and $1,431 for the payment of interest and penalties accrued at December 31, 2016 and 2015, respectively.